Provisions - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Provisions [Line Items]
Other provisions	SFr 33.7	SFr 36.6	SFr 17.1
Asset retirement obligation
Disclosure of Provisions [Line Items]
Other provisions	SFr 11.4	SFr 5.9